Business Acquisitions and Goodwill (Details) (MAC Services Group Limited [Member], USD $) In Thousands, except Per Share data	3 Months Ended	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2010
MAC Services Group Limited [Member]
Consolidated results of operations [Abstract]
Revenues	$ 621,203	$ 1,178,856
Net income attributable to Oil States International, Inc	$ 37,828	$ 77,571
Net income per share attributable to Oil States International, Inc. common stockholders [Abstract]
Basic	$ 0.75	$ 1.55
Diluted	$ 0.72	$ 1.49